SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Statement of Compliance

(a)   Basis of Presentation and Statement of Compliance

The combined financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Combined Financial Statements and Basis of Consolidation

(b)   Combined Financial Statements and Basis of Consolidation

As a result of the REIT conversion described in note 1, the Trust does not have a single parent; however, each unit of Granite REIT and each share of Granite GP trade as a single stapled unit and accordingly, Granite REIT and Granite GP have identical ownership. Therefore, these financial statements have been prepared on a combined basis whereby the assets, liabilities and results of Granite GP and Granite REIT have been combined. The combined financial statements include the subsidiaries of Granite GP and Granite REIT. Subsidiaries are fully consolidated by Granite GP or Granite REIT from the date of acquisition, being the date on which control is obtained. The subsidiaries continue to be consolidated until the date that such control ceases. Control exists when Granite GP or Granite REIT have power, exposure or rights to variable returns and the ability to use their power over the entity to affect the amount of returns it generates.

All intercompany balances, income and expenses and unrealized gains and losses resulting from intercompany transactions are eliminated.

Trust Units

(c)   Trust Units

The stapled units are redeemable at the option of the holder and, therefore, are required to be accounted for as financial liabilities, except where certain exemption conditions are met, in which case redeemable instruments may be classified as equity. The attributes of the stapled units meet the exemption conditions set out in IAS 32, Financial Instruments: Presentation and are, therefore, presented as equity for purposes of that standard.

Investment Properties

(d)   Investment Properties

The Trust accounts for its investment properties, which include income-producing properties, properties under development and land held for development, in accordance with IAS 40, Investment Property. For acquired investment properties that meet the definition of a business, the acquisition is accounted for as a business combination (note 2(e)); otherwise they are initially measured at cost including directly attributable expenses. Subsequent to acquisition, investment properties are carried at fair value, which is determined based on available market evidence at the balance sheet date including, among other things, rental revenue from current leases and reasonable and supportable assumptions that represent what knowledgeable, willing parties would assume about rental revenue from future leases less future cash outflows in respect of capital expenditures. Gains and losses arising from changes in fair value are recognized in net income in the period of change.

Income‑Producing Properties

The carrying value of income‑producing properties includes the impact of straight‑line rental revenue (note 2(k)), tenant incentives and deferred leasing costs since these amounts are incorporated in the determination of the fair value of income‑producing properties.

When an income‑producing property is disposed of, the gain or loss is determined as the difference between the disposal proceeds, net of selling costs, and the carrying amount of the property and is recognized in net income in the period of disposal.

Properties Under Development

The Trust’s development properties are classified as such until the property is substantially completed and available for occupancy. The Trust capitalizes acquisition, development and expansion costs, including direct construction costs, borrowing costs and indirect costs wholly attributable to development. Borrowing costs are capitalized to projects under development or construction based on the average accumulated expenditures outstanding during the period multiplied by the Trust’s average borrowing rate on existing debt. Where borrowings are associated with specific developments, the amount capitalized is the gross borrowing cost incurred on such borrowings less any investment income arising on temporary investment of these borrowings. The capitalization of borrowing costs is suspended if there are prolonged periods that development activity is interrupted. The Trust capitalizes direct and indirect costs, including property taxes and insurance of the development property, if activities necessary to ready the development property for its intended use are in progress. Costs of internal personnel and other indirect costs that are not wholly attributable to a project are expensed as incurred.

Properties under development are measured at fair value with appropriate estimates made for construction costs and timeline and related assumptions in order to determine the fair value of the property.

Business Combinations

(e)   Business Combinations

The Trust accounts for investment property acquisitions as a business combination if the particular assets and set of activities acquired can be operated and managed as a business in their current state for the purpose of providing a return to the unitholders. The Trust applies the acquisition method to account for business combinations. The consideration transferred for a business combination is the fair value of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Trust. The total consideration includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired as well as liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Trust recognizes any non‑controlling interest in the acquiree on an acquisition‑by‑acquisition basis, either at fair value or at the non‑controlling interest’s proportionate share of the recognized amounts of the acquiree’s identifiable net assets.

Acquisition related costs are expensed as incurred.

Any contingent consideration is recognized at fair value at the acquisition date. Subsequent changes to the fair value of contingent consideration that is recorded as an asset or liability is recognized in net income.

Goodwill is initially measured as the excess of the aggregate of the consideration transferred and the fair value of non‑controlling interest over the identifiable net assets acquired. If the consideration transferred is lower than the fair value of the net assets acquired, the difference is recognized in net income.

Assets Held for Sale

(f)   Assets Held for Sale

Non-current assets (and disposal groups) are classified as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. This condition is satisfied when the asset is available for immediate sale in its present condition, management is committed to the sale and it is highly probable to occur within one year.

Foreign Currency Translation

(g)   Foreign Currency Translation

The assets and liabilities of the Trust’s foreign operations are translated into Canadian dollars using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case, for material transactions, the exchange rates at the dates of those transactions are used. Exchange differences arising are recognized in other comprehensive income and accumulated in equity.

In preparing the financial statements of each entity, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognized at the average rates of exchange prevailing in the period. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non‑monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined. Non‑monetary items that are measured in terms of historical cost in a foreign currency are not retranslated. Exchange differences on monetary items are recognized in net income in the period in which they arise except for:

•	The effective portion of exchange differences on transactions entered into in order to hedge certain foreign currency risks are recognized in other comprehensive income;
•

Exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur (therefore forming part of the net investment in the foreign operation) are recognized in other comprehensive income; and

•	Exchange differences on foreign currency borrowings related to capitalized interest for assets under construction.

Derivatives and Hedging

(h)   Derivatives and Hedging

Derivative instruments, such as the cross currency interest rate swaps and the foreign exchange forward contracts, are recorded in the combined balance sheet at fair value, including those derivatives that are embedded in financial or non‑financial contracts. Changes in the fair value of derivative instruments which are not designated as hedges for accounting purposes are recognized in the combined statements of net income. The Trust utilizes derivative financial instruments from time to time in the management of its foreign currency and interest rate exposures. The Trust’s policy is not to utilize derivative financial instruments for trading or speculative purposes.

The Trust applies hedge accounting to certain derivative and non‑derivative financial instruments designated as hedges of net investments in subsidiaries with a functional currency other than the Canadian dollar. Hedge accounting is discontinued prospectively when the hedge relationship is terminated or no longer qualifies as a hedge, or when the hedging item is sold or terminated. In a net investment hedging relationship, the effective portion of foreign exchange gains or losses on the hedging instruments is recognized in other comprehensive income and the ineffective portion is recognized in net income. The amounts recorded in accumulated other comprehensive income are recognized in net income when there is a disposition or partial disposition of the foreign subsidiary.

Cash and Cash Equivalents and Restricted Cash

(i)   Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents include cash and short-term investments with original maturities of three months or less.

Restricted cash represents segregated cash accounts for a specific purpose and cannot be used for general corporate purposes.

Fixed Assets

(j)   Fixed Assets

Fixed assets are recorded at cost less accumulated depreciation. Depreciation expense is recorded on a straight-line basis over the estimated useful lives of the fixed assets, which typically range from 3 to 5 years for computer hardware and software and 5 to 7 years for other furniture and fixtures. Leasehold improvements are amortized over the term of the applicable lease.

Revenue Recognition

(k)   Revenue Recognition

Where Granite has retained substantially all the benefits and risks of ownership of its rental properties, leases with its tenants are accounted for as operating leases. Where substantially all the benefits and risks of ownership of the Trust’s rental properties have been transferred to its tenants, the Trust’s leases are accounted for as finance leases. All of the Trust’s current leases are operating leases.

Certain leases contain rent escalation clauses or provide for tenant occupancy during periods for which no rent is due.  Granite records the total rental income on a straight-line basis over the term of the lease. An accrued straight-line rent receivable is recorded from tenants for the difference between the straight-line rent and the rent that is contractually owing. In addition, tenant incentives including cash allowances provided to tenants are recognized as a reduction in rental revenue on a straight-line basis over the term of the lease where it is determined that the tenant fixturing has no benefit to Granite beyond the existing tenancy.

Unit-Based Compensation Plans

(l)   Unit‑Based Compensation Plans

Incentive Stock Option Plan

Compensation expense for option grants is based on the fair value of the options at the grant date and is recognized over the period from the grant date to the date the award is vested. A liability is recognized for outstanding options based upon the fair value as the Trust is an open-ended trust making its units redeemable. During the period in which options are outstanding, the liability is adjusted for changes in the fair value with such adjustments being recognized as compensation expense in general and administrative expenses in the period in which they occur. The liability balance is reduced as options are exercised and recorded in equity as stapled units along with the proceeds received on exercise.

Executive Deferred Stapled Unit Plan

The executive deferred stapled unit plan is measured at fair value at the date of grant and amortized to compensation expense from the effective date of the grant to the final vesting date. Compensation expense is recognized on a proportionate basis consistent with the vesting features of each tranche of the grant. Compensation expense for executive deferred stapled units granted under the plan is recognized in general and administrative expenses with a corresponding liability recognized based upon the fair value of the Trust’s stapled units as the Trust is an open-ended trust making its units redeemable. During the period in which the executive deferred stapled units are outstanding, the liability is adjusted for changes in the market value of the Trust’s stapled unit, with such adjustments being recognized as compensation expense in general and administrative expenses in the period in which they occur. The liability balance is reduced as deferred stapled units are settled for stapled units and recorded in equity.

Director/Trustee Deferred Share Unit Plan

The compensation expense and a corresponding liability associated with the director/trustee deferred share unit plan is measured based on the market value of the underlying stapled units. During the period in which the awards are outstanding, the liability is adjusted for changes in the market value of the underlying stapled unit, with such positive or negative adjustments being recognized in general and administrative expenses in the period in which they occur. The liability balance is settled for cash when a director/trustee ceases to be a member of the Board.

Income Taxes

(m)   Income Taxes

Operations in Canada

Granite qualifies as a mutual fund trust under the Income Tax Act (Canada) (the “Act”) and as such the Trust itself will not be subject to income taxes provided it continues to qualify as a REIT for purposes of the Act. A REIT is not taxable and not considered to be a Specified Investment Flow-through Trust provided it complies with certain tests and it distributes all of its taxable income in a taxation year to its unitholders.

The Trust’s qualification as a REIT results in no current or deferred income tax being recognized in the combined financial statements for income taxes related to the Canadian investment properties. Current income tax related to certain taxable Canadian entities is determined on the basis of enacted or substantively enacted tax rates and laws at each balance sheet date.

Operations in the United States

The Trust’s investment property operations in the United States are conducted in a qualifying United States REIT (“US REIT”) for purposes of the Internal Revenue Code of 1986, as amended. As a qualifying US REIT, it is not taxable provided it complies with certain tests in addition to the requirement to distribute substantially all of its taxable income.

As a qualifying US REIT, current income taxes on U.S. taxable income have not been recorded in the combined financial statements. However, the Trust has recorded deferred income taxes that may arise on the disposition of its investment properties as the Trust will likely be subject to entity level income tax in connection with such transactions pursuant to the Foreign Investment in Real Property Tax Act.

Operations in Europe

The Trust consolidates certain entities that continue to be subject to income tax.

Income taxes for taxable entities in Europe, as well as other entities in Canada or the United States subject to tax, are recorded as follows:

Current Income Tax

The current income tax expense is determined on the basis of enacted or substantively enacted tax rates and laws at each balance sheet date.

Deferred Income Tax

Deferred income tax is recorded, using the liability method, on temporary differences arising between the tax basis of assets and liabilities and the amounts reported in the combined financial statements. Deferred income tax is measured using tax rates and laws that are enacted and substantively enacted as at each balance sheet date which are expected to apply when the temporary differences are expected to reverse. Deferred income tax assets are recognized only to the extent that it is probable that sufficient future taxable profit will be available against which the deductible temporary difference can be utilized.

Each of the current and deferred tax assets and liabilities are offset when they are levied by the same taxation authorities on either the same taxable entities, or different taxable entities within the same reporting group that settle on a net basis, and when there is a legal right to offset.

Significant Accounting Judgments, Estimates and Assumptions

(n)   Significant Accounting Judgments, Estimates and Assumptions

The preparation of these combined financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the combined financial statements and the reported amounts of revenue and expenses during the reporting periods.

Management believes that the judgments, estimates and assumptions utilized in preparing the combined financial statements are reasonable and prudent; however, actual results could be materially different and require an adjustment to the reported results.

Judgments

The following are the critical judgments that have been made in applying the Trust’s accounting policies and that have the most significant effect on the amounts recognized in the combined financial statements:

Leases

The Trust’s policy for revenue recognition is described in note 2(k). The Trust makes judgments in determining whether certain leases are operating or finance leases, in particular tenant leases with long contractual terms, leases where the property is a large square-footage and/or architecturally specialized and long-term ground leases where the Trust is the lessee.

Investment properties

The Trust’s policy relating to investment properties is described in note 2(d). In applying this policy, judgment is used in determining whether certain costs incurred for tenant improvements are additions to the carrying amount of the property or represent incentives, identifying the point at which practical completion of properties under development occurs and determining borrowing costs to be capitalized to the carrying value of properties under development. Judgment is also applied in determining the use, extent and frequency of independent appraisals.

Income taxes

The Trust applies judgment in determining whether it will continue to qualify as a REIT for both Canadian and U.S. tax purposes for the foreseeable future. However, should it at some point no longer qualify, it would be subject to income tax and would be required to recognize current and deferred income taxes.

Estimates and Assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the balance sheet date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year include the following:

Valuation of investment properties

The fair value of investment properties is determined by management using primarily the discounted cash flow method in which the income and expenses are projected over the anticipated term of the investment plus a terminal value discounted using an appropriate discount rate. The Trust obtains, from time to time, appraisals from independent qualified real estate valuation experts. However, the Trust does not measure its investment properties based on these appraisals but uses them as data points, together with other external market information accumulated by management, in arriving at its own conclusions on values. Management uses valuation assumptions such as discount rates, terminal capitalization rates and market rental rates applied in external appraisals or sourced from valuation experts; however, the Trust also uses its historical renewal experience with tenants, its direct knowledge of the specialized nature of Granite’s portfolio and tenant profile and the actual condition of the properties in making business judgments about lease renewal probabilities, renewal rents and capital expenditures. The critical assumptions relating to the Trust’s estimates of fair values of investment properties include the receipt of contractual rents, contractual renewal terms, expected future market rental rates, discount rates that reflect current market uncertainties, capitalization rates and recent investment property prices. If there is any change in these assumptions or regional, national or international economic conditions, the fair value of investment properties may change materially. Refer to note 4 for further information on the estimates and assumptions made by management.

Fair value of financial instruments

Where the fair value of financial assets or liabilities recorded on the balance sheet or disclosed in the notes cannot be derived from active markets, they are determined using valuation techniques including the discounted cash flow method. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. The judgments include considerations of inputs such as credit risk and volatility. Changes in assumptions about these factors could materially affect the reported fair value of financial instruments.

Income taxes

The Trust operates in a number of countries and is subject to the income tax laws and related tax treaties in each of its operating jurisdictions. These laws and treaties can be subject to different interpretations by relevant taxation authorities. Significant judgment is required in the estimation of Granite’s income tax expense, interpretation and application of the relevant tax laws and treaties and provision for any exposure that may arise from tax positions that are under audit by relevant taxation authorities.

The recognition and measurement of deferred tax assets or liabilities is dependent on management’s estimate of future taxable profits and income tax rates that are expected to be in effect in the period the asset is realized or the liability is settled. Any changes in management’s estimate can result in changes in deferred tax assets or liabilities as reported in the combined balance sheets and also the deferred income tax expense in the combined statements of net  income.

Accounting Standards Adopted in 2018

(o)   Accounting Standards Adopted in 2018

The Trust applied new standards and interpretations in the annual combined financial statements for the year ended December 31, 2018 with comparative figures adjusted accordingly.  The nature and effect of the changes are disclosed below.

IFRS 15, Revenue from Contracts with Customers

In May 2014, the IASB issued IFRS 15, Revenue from Contracts with Customers (“IFRS 15”) which replaced IAS 18, Revenue and IAS 11, Construction Contracts and other related revenue interpretations effective January 1, 2018. IFRS 15 establishes the principles that the Trust applies to report useful information about the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer.

As the Trust’s most material revenue stream of rental revenue is outside the scope of the new standard, the adoption of the new standard did not have a material impact on the combined statements of net income and comprehensive income.  The recovery of costs related to common area maintenance services is considered within the scope of IFRS 15 and the Trust has concluded that the pattern of revenue recognition remains unchanged. As a result of the adoption of IFRS 15, the Trust discloses revenue recognized from contracts with tenants related to common area maintenance recoveries separately from other sources of revenue. In addition, the Trust assessed that it is a principal in relation to property taxes and insurance that are paid directly by the tenants under certain net leases as the Trust is primarily responsible for fulfilling the promise to satisfy its property tax obligations and is a beneficiary as it relates to potential property insurance claims. Therefore, the Trust recognizes the gross amount of consideration for property taxes and insurance premiums. As a result of the adoption of IFRS 15, for the years ended December 31, 2018 and 2017, tenant recoveries revenue and property operating costs each increased by $16.7 million and $22.0 million, respectively. There was no impact to net income, opening retained earnings, unitholders’ equity or cash flows from the adoption of this standard as at December 31, 2018 and December 31, 2017, and for each of the periods then ended, and accordingly an opening balance sheet for the earliest period related to the adoption of the standard is not presented. Refer to note 12(a) for the incremental disclosures required under IFRS 15.

IFRS 9, Financial Instruments

In July 2014, the IASB issued IFRS 9, Financial Instruments (“IFRS 9”) which replaced IAS 39, Financial Instruments: Recognition and Measurement ("IAS 39") effective January 1, 2018.  IFRS 9 provides new guidance on the classification and measurement, impairment and hedge accounting for financial instruments in addition to clarification for the treatment of modifications of financial liabilities.  IFRS 9 is required to be adopted retrospectively with certain available transition provisions.

The adoption of this standard did not have any significant impact on the combined financial statements for the current or prior years.

Classification and measurement:

IFRS 9 requires a new approach for the classification and measurement of financial assets based on the Trust’s business models for managing these financial assets and their contractual cash flow characteristics. This approach is summarized as follows:

•	Assets held for the purpose of collecting contractual cash flows that solely represent payments of principal and interest are measured at amortized cost.
•

Assets held within a business model where assets are both held for the purpose of collecting contractual cash flows or sold prior to maturity and the contractual cash flows solely represent payments of principal and interest are measured at fair value through other comprehensive income (“FVTOCI”).

•

Assets held within another business model or assets that do not have contractual cash flow characteristics that are solely payments of principal and interest are measured at fair value through profit or loss (“FVTPL”).

The Trust completed its review of all financial instruments held and performed a cash flow and business model assessment, and the impact is summarized as follows:

•

The Trust’s cash and cash equivalents, restricted cash, accounts receivable and certain long-term receivables, previously classified as loans and receivables under IAS 39, are now classified as amortized cost and continue to be measured at amortized cost.

•

The Trust’s unsecured debentures, bank indebtedness, accounts payable and accrued liabilities and distributions payable, previously classified as other financial liabilities under IAS 39, are now classified as amortized cost and continue to be measured at amortized cost.

•	The Trust’s derivative asset and liability instruments continue to be classified and measured at FVTPL.

The following summarizes the Trust's classification and measurement of its financial assets and liabilities:

Classification and
Measurement Basis
Financial assets
Long-term receivables included in other assets	Amortized Cost
Long-term proceeds receivable associated with a property disposal included in other assets	Fair Value
Accounts receivable	Amortized Cost
Short-term proceeds receivable associated with a property disposal included in accounts receivable	Fair Value
Foreign exchange forward contracts included in prepaid expenses and other	Fair Value
Restricted cash	Amortized Cost
Cash and cash equivalents	Amortized Cost

Financial liabilities
Unsecured debentures, net	Amortized Cost
Unsecured term loans, net	Amortized Cost
Cross currency interest rate swaps	Fair Value
Bank indebtedness	Amortized Cost
Tenant incentive allowance included in other liability	Fair Value
Accounts payable and accrued liabilities	Amortized Cost
Foreign exchange forward contracts included in accounts payable and accrued liabilities	Fair Value
Distributions payable	Amortized Cost

Refer to note 16 for the measurement basis of financial assets and liabilities under IFRS 9.

Impairment:

IFRS 9 introduces a new expected credit loss (“ECL”) impairment model for all financial assets measured at amortized cost or debt instruments measured at FVTOCI.

The ECL model uses an allowance for expected credit losses being recorded regardless of whether or not there has been an actual loss event. The Trust measures the loss allowance for its financial assets at an amount equal to the lifetime ECL. The impact of the credit loss modelling process is summarized as follows:

•

The Trust did not record an ECL allowance against long-term receivables as historical experience of loss on these balances is insignificant and, based on the assessment of forward-looking information, no significant increases in losses are expected.  The Trust will continue to assess the valuation of these instruments.

•

The Trust did not record an ECL allowance against accounts receivable and has determined that its internal processes of evaluating each receivable on a specific basis for collectability using historical experience and adjusted for forward-looking information, would appropriately allow the Trust to determine if there are significant increases in credit risk to then record a corresponding ECL allowance.

Hedge accounting:

IFRS 9 also introduces a new hedge accounting model that expands the scope of hedge items and risks eligible for hedge accounting and aligns hedge accounting more closely with risk management.  This new standard did not fundamentally change the types of hedging relationships or the requirement to measure and recognize ineffectiveness; however, it provides for more hedging strategies that are used for risk management to qualify for hedge accounting and introduces more judgment to assess the effectiveness of a hedging relationship. In accordance with IFRS 9's transition provisions for hedge accounting, the Trust has chosen as its accounting policy to continue to apply the hedge accounting requirement of IAS 39 for hedge relationships existing on and subsequent to January 1, 2018.  Refer to note 2(h) for the Trust's accounting policy associated with hedge accounting.

Financial liabilities:

Generally, IFRS 9 did not introduce changes to the measurement of financial liabilities.  The Trust continues to measure its financial liabilities at amortized cost.

In regards to term modifications for financial liabilities, IFRS 9 requires that when a financial liability measured at amortized cost is modified or exchanged, and such modification or exchange does not result in derecognition, the adjustment to the amortized cost of the financial liability is recognized in net income.

IFRS 2, Share-based Payment

In June 2016, the IASB issued amendments to IFRS 2, Share-based Payment clarifying how to account for the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, share-based payment transactions with a net settlement feature and a modification to the terms and conditions that change the classification of the transactions. These amendments are effective for annual periods beginning on January 1, 2018. The adoption of this amendment did not have an impact on the combined financial statements.

IAS 40, Investment Properties

On December 8, 2016, the IASB issued an amendment to IAS 40, Investment Properties that requires an asset to be transferred to or from investment property only when there is a change in use. A change in use occurs when the property meets, or ceases to meet, the definition of investment property and there is evidence of the change in use. The amendments are effective for years beginning on January 1, 2018.  The adoption of these amendments and clarifications did not have an impact on the combined financial statements

Future Accounting Policy Changes

(p)  Future Accounting Policy Changes

IFRS 16, Leases

In January 2016, the IASB issued IFRS 16, Leases ("IFRS 16") which replaces IAS 17, Leases and its associated interpretative guidance. IFRS 16 applies a control model to the identification of leases, distinguishing between a lease and a non-lease component on the basis of whether the customer controls the specified asset. For those contracts that are or contain a lease, IFRS 16 introduces significant changes to the accounting by lessees, introducing a single, on-balance sheet accounting model that is similar to current finance lease accounting, with limited exceptions for short-term leases or leases of low value assets. Lessor accounting remains largely unchanged as the distinction between operating and finance leases is retained. The standard is effective for annual periods beginning on or after January 1, 2019. The Trust does not expect this standard to have a significant  impact on its combined financial statements as leases with tenants are expected to be accounted for as operating leases in the  same manner they are currently being reported. The Trust has two investment properties located on land that is leased. Currently, the ground rent payments are expensed. It is expected that under IFRS 16, a right-of-use asset addition to investment properties and a lease obligation liability will be recorded with associated financing charges. The Trust also has rent expense associated with office space in Toronto, Canada and Vienna, Austria and office equipment. It is expected that under IFRS 16, a right-of-use asset addition and obligation liability will be recorded for these lease obligations as well. The Trust has completed the issue identification phase of the transition and is in the process of completing its evaluation of the resulting impact on its combined financial statements and internal controls.

IFRIC 23, Uncertainty over Income Tax Treatments

In June 2017, the IFRS Interpretations Committee issued IFRIC 23, Uncertainty over Income Tax Treatments ("IFRIC 23") which clarifies how the recognition and measurement requirements of IAS 12, Income Taxes, are applied where there is uncertainty over income tax treatments. This standard is effective for annual periods beginning on or after January 1, 2019. The Trust is currently assessing the impact of IFRIC 23 on its combined financial statements.

IFRS 3, Business Combinations

In October 2018, the IASB issued amendments to IFRS 3, Business Combinations. The amendments clarified the definition of a business and provide guidance on whether an acquisition represents a group of assets or a business. The amendments also permit a simplified assessment of whether an acquired set of activities and assets is a group of assets rather than a business. Distinguishing between a business and a group of assets is important as an acquirer would only recognize goodwill when acquiring a business.  The amendments apply to transactions for which the acquisition date is on or after the first annual reporting period beginning on or after January 1, 2020. Earlier adoption is permitted. The Trust is assessing the impact of these amendments on its combined financial statements